Financial Instruments (Details) - Schedule of Fair Values of the Other Financial Liabilities - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-current liabilities:
Carrying amount, Total	€ 422,025	€ 384,291	€ 356,194
Carrying amount [Member]
Non-current liabilities:
Carrying amount, Debentures	140,087	110,428
Carrying amount, Loans from banks and others (including current maturities)	281,938	273,863
Carrying amount, Total	€ 422,025	€ 384,291
Valuation techniques for determining fair value [Member]
Non-current liabilities:
Valuation techniques for determining fair value, Loans from banks and others (including current maturities)	Discounting future cash flows by the market interest rate on the date of measurement.	Discounting future cash flows by the market interest rate on the date of measurement.
Inputs used to determine fair value [Member]
Non-current liabilities:
Inputs used to determine fair value, Loans from banks and others (including current maturities)	See Note 21F(2)	See Note 21F(2)
Level 1 [Member]
Non-current liabilities:
Carrying amount, Debentures	€ 134,464	€ 102,957
Carrying amount, Loans from banks and others (including current maturities)
Carrying amount, Total	134,464	102,957
Level 2 [Member]
Non-current liabilities:
Carrying amount, Debentures
Carrying amount, Loans from banks and others (including current maturities)	231,057	217,073
Carrying amount, Total	231,057	217,073
Level 3 [Member]
Non-current liabilities:
Carrying amount, Debentures
Carrying amount, Loans from banks and others (including current maturities)
Carrying amount, Total